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                        FREEDOM GROUP OF TAX EXEMPT FUNDS

                         SUPPLEMENT DATED APRIL 6, 1999
                      TO THE PROSPECTUS DATED MARCH 1, 1999

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INVESTOR FEES AND FUND EXPENSES

The table currently set forth in the Example under Investor Fees and Fund Expenses on page 4 of the Prospectus dated March 1, 1999 for the Freedom California Tax Exempt Money Fund contains typographical errors. The table below, effective as of March 1, 1999, replaces the table currently set forth in the Example under Investor Fees and Fund Expenses on page 4 of the Prospectus dated March 1, 1999 for the Freedom California Tax Exempt Money Fund.

       1 Year            3 Years              5 Years              10 Years
       ------            -------              -------              --------
        $63                $199                 $346                  $774


Freedom Services Corporation
One World Financial Center
200 Liberty Street
New York, New York 10281







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                               FREEDOM MUTUAL FUND
                        FREEDOM GROUP OF TAX EXEMPT FUNDS

                         SUPPLEMENT DATED APRIL 6, 1999
                      TO THE PROSPECTUS DATED MARCH 1, 1999

--------------------------------------------------------------------------------



INVESTOR FEES AND FUND EXPENSES

The table currently set forth in the Example under Investor Fees and Fund Expenses on page 6 of the Prospectus dated March 1, 1999 for the Freedom Cash Management Fund, Freedom Government Securities Fund and Freedom Tax Exempt Money Fund contains typographical errors. The table below, effective as of March 1, 1999, replaces the table currently set forth in the Example under Investor Fees and Fund Expenses on page 6 of the Prospectus dated March 1, 1999 for the Freedom Cash Management Fund, Freedom Government Securities Fund and Freedom Tax Exempt Money Fund.

                                        1 Year          3 Years         5 Years       10 Years
                                         ------         -------         -------       --------
Cash Management Fund                       $66            $208            $362            $810
Government Securities Fund                  62             195             340             762
Tax Exempt Money Fund                       64             202             351             786


Freedom Services Corporation
One World Financial Center
200 Liberty Street
New York, New York 10281